CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2016		2017
		Balance		Balance
		Original currency		Original currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Cash on hand	Rp	—	10	—	12
Cash in banks
Related parties
PT Bank Mandiri (Persero) Tbk (“Bank Mandiri”)	Rp	—	1,897	—	1,481
	US$	41	548	27	367
	JPY	6	1	7	1
	EUR	1	11	1	17
	HKD	1	1	1	2
	AUD	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk (“BNI”)	Rp	—	581	—	968
	US$	6	84	1	13
	EUR	5	68	0	6
	SGD	0	0	0	0
PT Bank Rakyat Indonesia (Persero) Tbk (“BRI”)	Rp	—	95	—	466
	US$	8	107	6	82
Others	Rp	—	29	—	47
	US$	0	0	0	1
Sub-total			3,422		3,451
Third parties
PT Bank Permata Tbk (“Bank Permata”)	Rp	—	14	—	278
	US$	7	96	0	2
The Hongkong and Shanghai Banking Corporation Ltd. (“HSBC”)	US$	13	176	14	184
	HKD	2	4	4	6
Standard Chartered Bank (“SCB”)	Rp	—	0	—	0
	US$	6	74	11	154
	SGD	5	43	0	1
Development Bank of Singapore (”DBS”)	Rp	—	101	—	24
	US$	0	0	0	0
Others	Rp	—	150	—	334
	US$	5	69	4	61
	SGD	0	0	0	2
	EUR	0	1	1	20
	AUD	1	12	0	1
	TWD	3	1	8	4
	MYR	0	0	2	8
	HKD	0	0	0	0
	MOP	0	1	0	0
Sub-total			742		1,079
Total cash in banks			4,164		4,530
Time deposits
Related parties
BNI	Rp	—	4,043	—	5,315
	US$	25	336	9	116
BRI	Rp	—	4,076	—	4,954
	US$	47	632	15	203
PT Bank Tabungan Negara (Persero) Tbk (“Bank BTN”)	Rp	—	3,356	—	2,958
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (“BJB”)	Rp	—	2,020	—	1,726
Bank Mandiri	Rp	—	1,552	—	446
	US$	5	67	—	—
Others	Rp	—	27	—	67
Sub-total			16,109		15,785
Time deposits (continued)
Third parties
PT Bank Mega Tbk (“Bank Mega”)	Rp	—	1,226	—	1,243
	US$	14	185	—	—
PT Bank OCBC NISP Tbk (“OCBC NISP”)	Rp	—	1,550	—	1,200
	US$	10	134	—	—
PT Bank Tabungan Pensiunan Nasional Tbk (“BTPN”)	Rp	—	461	—	676
	US$	—	—	30	401
PT Bank CIMB Niaga Tbk (“Bank CIMB Niaga”)	Rp	—	2,025	—	600
	US$	—	—	2	31
PT Bank UOB Indonesia (“UOB”)	Rp	—	1,345	—	—
	US$	—	—	20	263
SCB	US$	18	242	10	136
	SGD	15	139	—	—
PT Bank Muamalat Indonesia Tbk	Rp	—	305	—	91
PT Bank ANZ Indonesia ("ANZ")	Rp	—	200	—	5
	US$	—	—	5	73
PT Bank Bukopin Tbk (“Bank Bukopin”)	Rp	—	148	—	22
Bank Permata	Rp	—	1,492	—	—
Others	Rp	—	32	—	30
	MYR	—	—	14	47
Sub-total			9,484		4,818
Total time deposits			25,593		20,603
Total			29,767		25,145

Interest rates per annum on time deposits are as follows:

	2016	2017
Rupiah	3.20%‑10.00%	2.85%‑8.50%
Foreign currencies	0.10%‑2.00%	0.40%‑3.50%

The related parties in which the Group places its funds are state-owned banks. The Group placed the majority of its cash and cash equivalents in these banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State.

Refer to Note 31 for details of related party transactions.